Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company in 2022 and 2021 consisted of:

Related Party	Relationship with the Company
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
EMIT	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
UniDev	Equity investee of the Company
Fuson Group Limited (“Fuson”)	Equity investee of the Company
MCT	Noncontrolling interest shareholder of MSCT

(a) Related party balances

The balances due from and due to related parties were as follows:

	As of June 30,
	2022	2021
Due from related parties:
EMIT	$226,421	$152,367
Beijing Bright	102,993	393,761
UniDev	44,341	-
Fuson	3,887	-
Total	$377,642	$546,128

Due from related parties mainly represents loan provided to EMIT and software development fee prepaid to Beijing Bright.

	As of June 30,
	2022	2021
Due to related parties:
EMIT	$27,616	$183,148
UniDev	33,727	-
MCT	5,541	-
Total	$66,884	$183,148

Due to related parties mainly represents the unpaid consulting service fee to EMIT and UniDev and unpaid administrative fee to MCT.

(b) Related party transactions

		For the year ended,
		2022	2021	2020
a)	Consulting services provided to the related parties
	UniDev	$46,008	$-	$-
	EMIT	6,016	-	-
	CareerWin	-	-	165,161
	CLPS Lihong	-	269,472	-
		$52,024	$269,472	$165,161

b)	Services provided by the related parties
	EMIT	$157,762	$758,976	$209,318
	UniDev	34,995	-	-
	CareerWin	-	-	195,817
	Beijing Bright	142,487	604,033	165,040
		$335,244	$1,363,009	$570,175

c)	Loans provided to the related parties
	CLPS Lihong	$-	$-	$149,341
	EMIT	83,651	151,783	28,446
		$83,651	$151,783	$177,787
d)	Repayment of loans from the related parties
	CLPS Lihong	$-	$-	$149,341
	EMIT	15,491	-	28,446
		$15,491	$-	$177,787
e)	Interest income received from the related parties
	EMIT	9,260	-	-
	CLPS Lihong	-	-	2,328
		$9,260	$-	$2,328
f)	Rental income from the related party
	Fuson	3,587	-	-
		$3,587	$-	$-